Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure in entirety of cash and cash equivalents
NOTE 7. CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:

December 31,	2023	2022
Cash	$122,271	$253,776

Money market fund	3,818	-

Cash and cash equivalents	$126,089	$253,776